Stock Options and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,864,750	$1.42	4.00
Granted	1,768,000	$0.55
Exercised	-	-
Cancelled or expired	(550,000)	$1.47
Outstanding at December 31, 2013	5,082,750	$1.11	7.02
Granted	2,404,500	$0.55
Exercised	(25,000)	$0.55
Cancelled or expired	(442,500)	$1.11
Outstanding at December 31, 2014	7,019,750	$0.92	6.69

Exercisable at December 31, 2013	4,005,583	$1.20	6.52
Exercisable at December 31, 2014	4,596,467	$1.11	5.95

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options at December 31, 2014:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			133,625
$0.55	3,890,000			1,525,217
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,126,000			2,092,875
$2.00	214,750			214,750
$0.50 - $2.00	7,019,750	6.69	$0.92	4,596,467	$1.11

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2014:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2012	872,333	$0.441
Granted	807,292	$0.219
Forfeited	(550,000)	$0.675
Vested	(52,458)	$0.894
Nonvested at December 31, 2013	1,077,167	$0.467
Granted	1,986,145	$0.207
Forfeited	(259,062)	$0.513
Vested	(380,967)	$0.734
Nonvested at December 31, 2014	2,423,283	$0.258

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense is as follows:

	Year ended
	December 31, 2014	December 31, 2013
Selling, general, and administrative expense	$251,101	$783,171
Research and development expense	37,894	89,796
Total stock-based compensation expense	$288,995	$872,967

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended
	December 31, 2014	December 31, 2013
Risk-free interest rate	1.91%	1.56%
Volatility factor	70.03%	73.56%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%